Note 10 - Income Tax - Schedule of Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ (13,550)	$ (11,840)	$ (41,277)	$ (17,818)	$ (32,068)	$ (96,537)	$ (21,381)
Provision for (benefit from) income tax at weighted-average statutory rates					0	0	0
U.S. state and local income tax, net of federal benefit					(3)	5	(4)
U.S. foreign-derived intangible income deduction					(141)	(200)	0
Argentina Tax Inflation Adjustment					239	(381)	(198)
Change in valuation allowances					4,283	3,648	1,198
Uncertain tax positions					2,293	0	0
Change in carryforward attributes					(1,740)	0	0
Effect of rates different than statutory					(423)	(3,300)	(828)
Tax credits					(112)	0	0
Other					177	(4)	(20)
Total provision for (benefit from) income tax	$ 4,069	$ 2,983	$ 6,193	$ 5,126	$ 4,573	$ (232)	$ 148